Accounts Receivable (Details) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Total accounts receivable Accounts receivable Delivery service provider A	Dec. 31, 2011 Total accounts receivable Accounts receivable Delivery service provider B	Dec. 31, 2012 Total accounts receivable Accounts receivable Delivery service provider C	Dec. 31, 2012 Total accounts receivable Accounts receivable Delivery service provider D	Dec. 31, 2012 Delivery service providers	Dec. 31, 2011 Delivery service providers	Dec. 31, 2012 Other customers	Dec. 31, 2011 Other customers
Accounts receivable
Gross accounts receivable							$ 6,875,717	$ 4,094,082	$ 114,843	$ 56,582
Total	$ 6,990,560	$ 4,150,664
Concentration risk (as a percent)			35.00%	36.00%	18.00%	17.00%